UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-06260)

Quaker Investment Trust
 (Exact name of registrant as specified in charter)

2500 Weston Road, Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Alyssa Greenspan
Quaker Investment Trust
2500 Weston Road, Suite 101
Weston, FL 33331
  (Name and address of agent for service)

(800) 220-8888
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2018

Item 1. Schedules of Investments.

Schedule of Investments

Quaker Global Tactical Allocation Fund
September 30, 2018 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 87.5%
Common Stocks — 63.3%

Basic Materials — 2.4%
Chemicals — 2.4%
The Mosaic Co.	1,800	$58,464
Total Basic Materials (Cost $48,858)		58,464

Communications — 9.4%
Media — 4.1%
Twenty-First Century Fox Inc. Cl B	2,220	101,720
Telecommunications — 5.3%
AT&T Inc.	3,920	131,634
Total Communications (Cost $214,319)		233,354

Consumer, Cyclical — 6.2%
Airlines — 0.5%
AMR Corp. Escrow (a)*^	7,600	12,160
Auto Manufacturers — 2.5%
General Motors Co. (b)	1,800	60,606
Entertainment — 3.3%
AMC Entertainment Holdings Inc. (b)	4,000	82,000
Total Consumer, Cyclical (Cost $149,001)		154,766

Consumer, Non-cyclical — 6.8%
Beverages — 2.5%
Molson Coors Brewing Co. (b)	1,020	62,730
Food — 4.2%
B&G Foods Inc. (b)	2,000	54,900
Nestle S.A.-SP-ADR f	600	49,920
		104,820
Total Consumer, Non-cyclical (Cost $202,240)		167,550

Diversified — 1.4%
Holding Companies — 1.4%
CK Hutchison Holdings Ltd.-ADR f	3,000	34,305
Total Diversified (Cost $36,027)		34,305

Energy — 18.6%
Energy-Alternate Sources — 3.9%
Enviva Partners LP	1,111	35,330
Pattern Energy Group Inc. (b)	3,132	62,233
		97,563
Pipelines — 14.8%
Cheniere Energy Partners LP	737	29,082
Crestwood Equity Partners LP	3,600	132,300
Enbridge Inc. f (b)	499	16,113
Enterprise Products Partners LP	2,835	81,450
Magellan Midstream Partners LP	313	21,196
MPLX LP	588	20,392
ONEOK Inc. (b)	450	30,505
Plains All American Pipeline LP	663	16,582
Western Gas Partners LP	369	16,118
		363,738
Total Energy (Cost $396,372)		461,301

Financial — 5.1%
Diversified Financial Services — 2.2%
Aircastle Ltd. f	2,500	54,775
Insurance — 2.9%
Tiptree Inc.	11,000	72,050
Total Financial (Cost $123,904)		126,825

Industrial — 1.9%
Packaging & Containers — 1.9%
Crown Holdings Inc. (a)	1,000	48,000
Total Industrial (Cost $44,500)		48,000

Technology — 10.2%
Computers — 4.1%
Dell Technologies Inc. Cl V (a)	1,050	101,976
Software — 6.1%
Microsoft Corp.	1,320	150,968
Total Technology (Cost $175,586)		252,944

Utilities — 1.2%
Electric — 1.2%
Clearway Energy Inc. Cl C	1,600	30,800
Total Utilities (Cost $30,608)		30,800
Total Common Stocks
Cost ($1,421,415)		1,568,309

Closed-End Mutual Funds — 4.5%
Corporate Capital Trust Inc.	197	3,006
FS Investment Corp. (b)	5,574	39,297
PGIM Global Short Duration High Yield Fund Inc.	5,000	69,350
Total Closed-End Mutual Funds
Cost ($115,050)		111,653

Exchange Traded Fund — 1.3%
iShares Silver Trust (a)	2,400	32,952
Total Exchange Traded Fund
Cost ($38,616)		32,952

Preferred Stocks — 4.1%
Industrial — 4.1%
Transportation — 4.1%
Scorpio Tankers Inc., 8.25%, 06/01/2019 f	429	10,802
Seaspan Corp., 6.375%, 04/30/2019 f	3,600	91,476
		102,278
Total Industrial (Cost $102,458)		102,278
Total Preferred Stocks
Cost ($102,458)		102,278

Real Estate Investment Trusts — 14.2%
Blackstone Mortgage Trust Inc. (b)	2,000	67,020
Digital Realty Trust Inc.	446	50,166
Independence Realty Trust Inc.	5,670	59,705
Lamar Advertising Co.	553	43,024
MGM Growth Properties LLC	1,500	44,235
Starwood Property Trust Inc.	4,129	88,856
		353,006
Total Real Estate Investment Trusts
Cost ($317,834)		353,006
	Par
	Value
Corporate Bond — 0.1%
Consumer, Cyclical — 0.1%
Retail — 0.1%
Toys R Us Inc., 7.375%, 10/15/2018 *+●	66,000	1,320
Total Consumer, Cyclical (Cost $65,792)		1,320
Total Corporate Bond
Cost ($65,792)		1,320
Total Long-Term Investments
Cost ($2,061,165)		2,169,518
	Number
	of Shares
Short-Term Investments — 11.6%
Money Market Fund — 11.6%
First American Government Obligations Fund, Cl X, 1.978% (c)	288,795	288,795
Total Short-Term Investments
Cost ($288,795)		288,795
	Units
Private Investment Co. Purchased with Proceeds from Securities Lending — 19.1%
Mount Vernon Liquid Assets Portfolio LLC, 2.285% (c)(d)	473,440	473,440
Total Private Investment Co. Purchased with Proceeds from Securities Lending
Cost (473,440)		473,440
Total Investments
(Cost $2,823,400) — 118.2%		2,931,753
Liabilities in Excess of Other Assets, Net (18.2)%		(452,394)
Total Net Assets — 100.0%		$2,479,359

ADR	- American Depositary Receipt
(a)	Non-income producing security.
(b)
All or portion of the security is out on loan. The total market value of securities on loan was $460,554. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day yield as of September 30, 2018.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $13,480, representing 0.6% of net assets.
+	Defaulted bond.
●	Level 2 securities.
^	Indicates a fair valued security. Total market value for fair valued securities is $12,160, representing 0.5% of net assets.

Schedule of Investments

Quaker Mid-Cap Value Fund
September 30, 2018 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 96.1%
Common Stocks — 82.9%

Basic Materials — 7.3%
Chemicals — 1.6%
Westlake Chemical Corp.	1,000	$83,110
Forest Products & Paper — 1.8%
International Paper Co.	2,000	98,300
Iron & Steel — 3.9%
Reliance Steel & Aluminum Co.	1,400	119,406
Steel Dynamics Inc.	2,000	90,380
		209,786
Total Basic Materials (Cost $318,347)		391,196

Consumer, Cyclical — 12.9%
Auto Manufacturers — 2.3%
PACCAR Inc. (b)	1,866	127,243
Entertainment — 3.6%
AMC Entertainment Holdings Inc. (b)	1,875	38,437
Cedar Fair LP	1,000	52,080
Six Flags Entertainment Corp. (b)	1,500	104,730
		195,247
Leisure Time — 4.7%
Brunswick Corp.	2,205	147,779
Norwegian Cruise Line Holdings Ltd. (a) f	1,828	104,982
		252,761
Toys/Games & Hobbies — 2.3%
Hasbro Inc.	1,165	122,465
Total Consumer, Cyclical (Cost $568,924)		697,716

Consumer, Non-cyclical — 11.3%
Biotechnology — 1.5%
United Therapeutics Corp. (a)	619	79,158
Commercial Services — 2.0%
The Brink's Co.	1,550	108,112
Food — 2.3%
B&G Foods Inc. (b)	1,500	41,175
Ingredion Inc.	822	86,277
		127,452
Healthcare-Products — 2.4%
STERIS PLC f	1,158	132,475
Healthcare-Services — 3.1%
Centene Corp. (a)	1,142	165,339
Total Consumer, Non-cyclical (Cost $472,750)		612,536

Energy — 8.0%
Energy-Alternate Sources — 0.9%
Enviva Partners LP	1,529	48,622
Oil & Gas — 3.0%
Andeavor	1,051	161,329
Pipelines — 4.1%
Crestwood Equity Partners LP	6,000	220,500
Total Energy (Cost $268,059)		430,451

Financial — 15.2%
Diversified Financial Services — 7.3%
Ameriprise Financial Inc.	1,000	147,660
Raymond James Financial Inc.	1,250	115,063
T. Rowe Price Group Inc. (b)	1,184	129,269
		391,992
Insurance — 7.9%
Lincoln National Corp.	1,585	107,241
Reinsurance Group of America Inc. Cl A	1,139	164,654
Torchmark Corp.	1,803	156,302
		428,197
Total Financial (Cost $564,597)		820,189

Industrial — 20.5%
Aerospace & Defense — 3.7%
Teledyne Technologies Inc. (a)	800	197,344
Electronics — 4.3%
Avnet Inc.	2,214	99,121
Trimble Inc. (a)	3,007	130,684
		229,805
Hand & Machine Tools — 2.8%
Snap-on Inc. (b)	833	152,939
Machinery-Diversified — 2.9%
Roper Technologies Inc.	522	154,621
Miscellaneous Manufacturing — 1.7%
Carlisle Cos. Inc.	769	93,664
Packaging & Containers — 0.9%
Crown Holdings Inc. (a)	1,000	48,000
Transportation — 4.2%
Kirby Corp. (a)	1,600	131,600
Old Dominion Freight Line Inc.	600	96,756
		228,356
Total Industrial (Cost $717,197)		1,104,729

Technology — 3.6%
Computers — 2.2%
Dell Technologies Inc. Cl V (a)	1,224	118,875
Software — 1.4%
Akamai Technologies Inc. (a)	1,059	77,466
Total Technology (Cost $183,612)		196,341

Utilities — 4.1%
Electric — 1.5%
Clearway Energy Inc. Cl C	4,062	78,194
Water — 2.6%
Aqua America Inc.	3,848	141,991
Total Utilities (Cost $201,391)		220,185
Total Common Stocks
(Cost $3,294,877)		4,473,343

Closed-End Mutual Funds — 1.3%
Corporate Capital Trust Inc.	331	5,051
FS Investment Corp.	9,282	65,438
		70,489
Total Closed-End Mutual Funds
(Cost $74,778)		70,489

Real Estate Investment Trusts — 11.9%
CyrusOne Inc.	2,147	136,120
Independence Realty Trust Inc.	13,500	142,155
Starwood Property Trust Inc.	4,588	98,733
Sun Communities Inc.	1,361	138,196
WP Carey Inc.	2,000	128,620
		643,824
Total Real Estate Investment Trusts
(Cost $543,252)		643,824
Total Long-Term Investments
(Cost $3,912,907)		5,187,656

Short-Term Investments — 3.6%
Money Market Fund — 3.6%
First American Government Obligations Fund, Cl X, 1.978% (c)	196,773	196,773
Total Short-Term Investments
(Cost $196,773)		196,773
	Units
Private Investment Co. Purchased with Proceeds from Securities Lending — 11.2%
Mount Vernon Liquid Assets Portfolio LLC, 2.285% (c)(d)	604,452	604,452
Total Private Investment Co. Purchased with Proceeds from Securities Lending
(Cost 604,452)		604,452
Total Investments
(Cost $4,714,132) — 110.9%		5,988,881
Liabilities in Excess of Other Assets, Net (10.9)%		(589,821)
Total Net Assets — 100.0%		$5,399,060

(a)	Non-income producing security.
(b)	All or portion of this security is out on loan. The total market value of securities on loan was $587,686. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
(c)	The rate shown is the annualized seven-day yield as of September 30, 2018.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.

Schedule of Investments

Quaker Small/Mid-Cap Impact Value Fund (formerly Quaker Small-Cap Value Fund)
September 30, 2018 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 94.2%
Common Stocks — 73.0%

Communications — 4.7%
Media — 2.6%
The New York Times Co. (b)	17,500	$405,125
Telecommunications — 2.1%
AT&T Inc.	5,000	167,900
Verizon Communications Inc.	2,950	157,501
		325,401
Total Communications (Cost $736,810)		730,526

Consumer, Cyclical — 7.6%
Auto Parts & Equipment — 0.6%
Commercial Vehicle Group Inc. (a)	10,039	91,957
Entertainment — 5.9%
AMC Entertainment Holdings Inc. (b)	11,500	235,750
Cedar Fair LP	3,600	187,488
Six Flags Entertainment Corp. (b)	7,000	488,740
		911,978
Home Builders — 1.1%
Skyline Champion Corp. (b)	6,000	171,420
Total Consumer, Cyclical (Cost $1,116,563)		1,175,355

Consumer, Non-cyclical — 10.4%
Commercial Services — 2.6%
The Brink's Co.	4,350	303,413
Heidrick & Struggles International Inc.	2,997	101,448
		404,861
Food — 3.2%
B&G Foods Inc. (b)	18,000	494,100
Healthcare-Products — 1.2%
Haemonetics Corp. (a)	1,600	183,328
Healthcare-Services — 0.7%
Nobilis Health Corp. (a) f	38,393	38,393
Psychemedics Corp.	3,275	61,603
		99,996
Pharmaceuticals — 2.7%
BioSpecifics Technologies Corp. (a)	2,139	125,110
Phibro Animal Health Corp.	4,169	178,850
Taro Pharmaceutical Industries Ltd. (a) f	1,174	115,404
		419,364
Total Consumer, Non-cyclical (Cost $1,407,145)		1,601,649

Diversified — 1.0%
Holding Companies — 1.0%
Matlin and Partners Acquisition Corp.	15,000	150,150
Total Diversified (Cost $151,050)		150,150

Energy — 12.4%
Energy-Alternate Sources — 4.1%
Enviva Partners LP	6,919	220,024
Pattern Energy Group Inc. (b)	19,785	393,128
REX American Resources Corp. (a)	266	20,096
		633,248
Pipelines — 8.3%
Crestwood Equity Partners LP	17,000	624,750
Enterprise Products Partners LP	10,000	287,300
Targa Resources Corp.	6,500	366,015
		1,278,065
Total Energy (Cost $1,558,255)		1,911,313

Financial — 24.1%
Banks — 6.3%
Century Bancorp Inc.	1,241	89,662
Financial Institutions Inc.	5,055	158,727
M&T Bank Corp.	1,000	164,540
Republic Bancorp Inc.	2,377	109,580
TriCo Bancshares	4,461	172,284
TrustCo Bank Corp. (b)	10,086	85,731
U.S. Bancorp (b)	3,500	184,835
		965,359
Diversified Financial Services — 8.1%
Aircastle Ltd. f	28,947	634,229
Lazard Ltd. f	6,292	302,834
Raymond James Financial Inc. (b)	3,500	322,175
		1,259,238
Insurance — 8.3%
Reinsurance Group of America Inc. Cl A	2,202	318,321
Tiptree Inc.	60,000	393,000
Torchmark Corp.	3,123	270,733
Voya Financial Inc.	6,118	303,881
		1,285,935
Savings & Loans — 1.4%
TFS Financial Corp.	14,000	210,140
Total Financial (Cost $3,327,650)		3,720,672

Industrial — 8.3%
Building Materials — 1.9%
Boise Cascade Co.	3,738	137,558
Owens Corning	3,036	164,764
		302,322
Electronics — 2.3%
Orbotech Ltd. (a) f	2,870	170,593
Tech Data Corp. (a)(b)	2,500	178,925
		349,518
Engineering & Construction — 1.0%
Infrastructure and Energy Alternatives Inc. (a)(b)	15,000	157,500
Packaging & Containers — 3.1%
Crown Holdings Inc. (a)	10,000	480,000
Total Industrial (Cost $1,230,337)		1,289,340

Technology — 2.8%
Computers — 2.6%
Dell Technologies Inc. Cl V (a)	4,200	407,904
Software — 0.2%
ImageWare Systems Inc. (a)(b)	30,000	28,500
Total Technology (Cost $340,103)		436,404

Utilities — 1.7%
Electric — 1.7%
Clearway Energy Inc. Cl C	13,975	269,019
Total Utilities (Cost $271,024)		269,019
Total Common Stocks
(Cost $10,138,937)		11,284,428

Closed-End Mutual Funds — 3.0%
Corporate Capital Trust Inc.	1,822	27,804
FS Investment Corp.	51,050	359,902
PGIM Global Short Duration High Yield Fund Inc.	6,000	83,220
		470,926
Total Closed-End Mutual Funds
(Cost $500,266)		470,926

Real Estate Investment Trusts — 18.0%
Apple Hospitality REIT Inc.	10,000	174,900
Blackstone Mortgage Trust Inc. (b)	7,000	234,570
DiamondRock Hospitality Co. (b)	23,568	275,038
Independence Realty Trust Inc. (b)	67,500	710,775
Ryman Hospitality Properties Inc. (b)	1,222	105,300
Starwood Property Trust Inc.	37,000	796,240
WP Carey Inc. (b)	5,000	321,550
Xenia Hotels & Resorts Inc.	7,000	165,900
		2,784,273
Total Real Estate Investment Trusts
(Cost $2,582,449)		2,784,273

Warrants — 0.2%
Matlin and Partners Acquisition Corp., Expriation: May, 2021 (a)	50,000	37,500
Total Warrants
(Cost $39,500)		37,500
Total Long-Term Investments
(Cost $13,261,152)		14,577,127

Short-Term Investments -- 5.1%
Money Market Fund — 5.1%
First American Government Obligations Fund, Cl X, 1.978% (c)	785,328	785,328
Total Short-Term Investments
(Cost $785,328)		785,328
	Units
Private Investment Co. Purchased with Proceeds from Securities Lending — 24.6%
Mount Vernon Liquid Assets Portfolio LLC, 2.285% (c)(d)	3,799,383	$3,799,383
Total Private Investment Co. Purchased with Proceeds from Securities Lending
(Cost 3,799,383)		3,799,383
Total Investments
(Cost $17,845,863) — 123.9%		19,161,838
Liabilities in Excess of Other Assets, Net (23.9)%		(3,693,635)
Total Net Assets — 100.0%		$15,468,203

(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan. The total market value of securities on loan was $3,708,943.07. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
(c)	The rate shown is the annualized seven-day yield as of September 30, 2018.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.

Schedule of Investments

Quaker Impact Growth Fund (formerly Quaker Strategic Growth Fund)
September 30, 2018 (Unaudited)

	Number	Fair
	of Shares	Value
Long-Term Investments — 96.9%
Common Stocks — 93.6%

Basic Materials — 2.7%
Chemicals — 1.8%
Albemarle Corp.	2,069	$206,445
FMC Corp. (b)	2,710	236,258
Hawkins Inc.	6,579	272,700
Innospec Inc.	3,472	266,476
The Sherwin-Williams Co.	409	186,181
		1,168,060
Forest Products & Paper — 0.9%
International Paper Co.	12,000	589,800
Total Basic Materials (Cost $1,813,117)		1,757,860

Communications — 15.1%
Internet — 10.6%
Alibaba Group Holding Ltd. - ADR (a) f	1,115	183,708
Alphabet Inc. Cl A (a)	1,060	1,279,505
Alphabet Inc. Cl C (a)	1,128	1,346,234
Amazon.com Inc. (a)	1,080	2,163,240
Booking Holdings Inc. (a)(b)	166	329,344
Facebook Inc. Cl A (a)	8,250	1,356,795
Netflix Inc. (a)	1,000	374,130
		7,032,956
Media — 2.0%
Charter Communications Inc. (a)	514	167,502
Comcast Corp. (b)	20,000	708,200
The New York Times Co. (b)	19,000	439,850
		1,315,552
Telecommunications — 2.5%
AT&T Inc.	20,000	671,600
Cisco Systems Inc.	8,125	395,281
Verizon Communications Inc.	12,000	640,680
		1,707,561
Total Communications (Cost $8,280,312)		10,056,069

Consumer, Cyclical — 7.7%
Airlines — 0.5%
AMR Corp. Escrow (a)*^	211,235	337,976
Apparel — 0.4%
Adidas AG -SP-ADR f	2,000	244,310
Auto Manufacturers — 0.9%
Blue Bird Corp. (a)	11,278	276,311
General Motors Co.	5,498	185,118
REV Group Inc. (b)	8,610	135,177
		596,606
Auto Parts & Equipment — 0.4%
Aptiv PLC f	2,886	242,135
Distribution & Wholesale — 0.4%
LKQ Corp. (a)	7,393	234,136
Entertainment — 1.8%
AMC Entertainment Holdings Inc. (b)	7,875	161,438
Six Flags Entertainment Corp. (b)	9,000	628,380
Vail Resorts Inc. (b)	1,565	429,467
		1,219,285
Home Builders — 0.3%
NVR Inc. (a)(b)	80	197,664
Lodging — 0.4%
Marriott International Inc. (b)	2,134	281,752
Retail — 2.6%
The Home Depot Inc.	3,584	742,426
Ross Stores Inc.	3,412	338,129
Salvatore Ferragamo SpA f	300	3,678
Starbucks Corp. (b)	5,957	338,596
The TJX Cos. Inc.	3,050	341,661
		1,764,490
Total Consumer, Cyclical (Cost $4,633,853)		5,118,354

Consumer, Non-cyclical — 15.8%
Beverages — 0.2%
Farmer Brothers Co. (a)	6,598	174,187
Biotechnology — 3.9%
Alexion Pharmaceuticals Inc. (a)	1,886	262,173
Amgen Inc.	2,641	547,453
Biogen Inc. (a)	688	243,077
Celgene Corp. (a)	2,884	258,089
Gilead Sciences Inc.	5,000	386,050
Illumina Inc. (a)	985	361,554
Regeneron Pharmaceuticals Inc. (a)	635	256,565
Vertex Pharmaceuticals Inc. (a)	1,432	276,004
		2,590,965
Commercial Services — 1.6%
The Brink's Co.	6,494	452,956
Cintas Corp.	534	105,631
IHS Markit Ltd. (a) f	3,648	196,846
PayPal Holdings Inc. (a)	3,243	284,865
		1,040,298
Food — 0.8%
B&G Foods Inc. (b)	7,000	192,150
Lamb Weston Holdings Inc.	2,995	199,467
Sprouts Farmers Market Inc. (a)	5,000	137,050
		528,667
Healthcare-Products — 6.2%
Align Technology Inc. (a)	934	365,399
Becton Dickinson and Co.	995	259,695
Boston Scientific Corp. (a)	8,316	320,166
The Cooper Cos. Inc. (b)	960	266,064
DENTSPLY SIRONA Inc.	3,794	143,186
Edwards Lifesciences Corp. (a)	1,716	298,756
Henry Schein Inc. (a)(b)	2,000	170,060
Hologic Inc. (a)	5,723	234,529
IDEXX Laboratories Inc. (a)	1,244	310,577
Intuitive Surgical Inc. (a)	546	313,404
Medtronic PLC f	4,522	444,829
Patterson Co. Inc. (b)	6,614	161,712
Stryker Corp.	1,417	251,773
Thermo Fisher Scientific Inc.	1,452	354,404
Zimmer Biomet Holdings Inc.	1,869	245,717
		4,140,271
Healthcare-Services — 1.2%
HCA Healthcare Inc.	2,215	308,151
IQVIA Holdings Inc. (a)	2,207	286,336
Laboratory Corp of America Holdings (a)(b)	1,292	224,395
		818,882
Pharmaceuticals — 1.9%
AbbVie Inc.	2,221	210,062
Allergan PLC f	1,015	193,337
Bristol-Myers Squibb Co.	4,596	285,320
Perrigo Co. PLC (b) f	2,552	180,681
Pfizer Inc.	8,566	377,504
		1,246,904
Total Consumer, Non-cyclical (Cost $9,027,933)		10,540,174

Diversified — 0.2%
Holding Companies — 0.2%
Matlin and Partners Acquisition Corp. (a)	15,000	150,150
Total Diversified (Cost $151,050)		150,150

Energy — 6.4%
Energy-Alternate Sources — 4.7%
Canadian Solar Inc. (a)(b) f	12,761	185,035
Enviva Partners LP	3,424	108,883
NextEra Energy Partners LP (b)	8,372	406,042
Ormat Technologies Inc. (b)	5,116	276,827
Pattern Energy Group Inc. (b)	31,256	621,057
Plug Power Inc. (a)(b)	113,424	217,774
SolarEdge Technologies Inc. (a)(b)	6,693	251,992
TerraForm Power Inc.	29,559	341,406
TPI Composites Inc. (a)	12,495	356,732
Vestas Wind Systems A/S - ADR f	2,782	62,567
Vivint Solar Inc. (a)(b)	54,979	285,891
		3,114,206
Pipelines — 1.7%
Enterprise Products Partners LP	19,800	568,854
Targa Resources Corp.	9,720	547,333
		1,116,187
Total Energy (Cost $3,784,803)		4,230,393

Financial — 16.9%
Banks — 10.4%
Bank of America Corp.	28,000	824,880
Bank of Hawaii Corp.	1,688	133,200
BB&T Corp. (b)	2,614	126,884
BOK Financial Corp. (b)	1,477	143,683
Chemical Financial Corp.	2,513	134,194
Citigroup Inc.	7,501	538,122
Citizens Financial Group Inc.	3,152	121,573
Comerica Inc.	1,485	133,947
Commerce Bancshares Inc.	2,423	159,966
Fifth Third Bancorp	4,296	119,944
First Hawaiian Inc.	250	6,790
First Interstate BancSystem Inc.	3,472	155,546
First Midwest Bancorp Inc.	5,676	150,925
JPMorgan Chase & Co.	9,742	1,099,287
KeyCorp	6,729	133,840
Lakeland Bancorp Inc.	7,105	128,245
M&T Bank Corp.	750	123,405
MB Financial Inc.	3,427	158,019
Mercantile Bank Corp.	2,772	92,502
Morgan Stanley	6,174	287,523
Nicolet Bankshares Inc. (a)	2,584	140,854
Old National Bancorp	8,055	155,461
The PNC Financial Services Group Inc.	910	123,933
Seacoast Banking Corp. of Florida (a)	5,646	164,863
Southside Bancshares Inc. (b)	4,071	141,671
State Street Corp.	1,361	114,025
TCF Financial Corp.	6,492	154,574
Tompkins Financial Corp.	1,749	142,001
TowneBank	4,811	148,419
TriState Capital Holdings Inc. (a)(b)	6,090	168,084
Triumph Bancorp Inc. (a)	3,603	137,635
Trustmark Corp.	4,478	150,685
UMB Financial Corp.	1,873	132,796
U.S. Bancorp (b)	2,567	135,563
WesBanco Inc.	3,335	148,674
		6,931,713
Diversified Financial Services — 3.7%
Ameriprise Financial Inc.	2,000	295,320
BlackRock Inc.	264	124,431
The Charles Schwab Corp.	2,720	133,688
CME Group Inc.	865	147,232
Intercontinental Exchange Inc.	2,020	151,278
Mastercard Inc. Cl A	3,138	698,550
Raymond James Financial Inc.	1,621	149,213
Visa Inc. Cl A (b)	4,956	743,846
		2,443,558
Insurance — 2.2%
Berkshire Hathaway Inc. Cl B (a)	5,639	1,207,366
Chubb Ltd. f	958	128,027
Prudential Financial Inc.	1,285	130,196
		1,465,589
Savings & Loans — 0.6%
Beneficial Bancorp Inc. (b)	9,026	152,539
OceanFirst Financial Corp.	5,310	144,538
Provident Financial Services Inc.	5,476	134,436
		431,513
Total Financial (Cost $9,425,864)		11,272,373

Industrial — 10.8%
Building Materials — 2.6%
Apogee Enterprises Inc.	5,433	224,492
Forterra Inc. (a)(b)	15,881	118,472
Johnson Controls International PLC f	6,172	216,020
Lennox International Inc. (b)	981	214,250
Owens Corning	2,710	147,072
PGT Innovations Inc. (a)	13,108	283,133
Quanex Building Products Corp.	10,699	194,722
Trex Co. Inc. (a)(b)	4,194	322,854
		1,721,015
Electronics — 2.5%
Badger Meter Inc. (b)	3,548	187,867
Control4 Corp. (a)(b)	9,371	321,707
II-VI Inc. (a)(b)	5,278	249,649
PerkinElmer Inc.	2,922	284,223
Tech Data Corp. (a)	6,000	429,420
Woodward Inc.	2,312	186,948
		1,659,814
Engineering & Construction — 0.7%
Argan Inc.	4,208	180,944
Comfort Systems U.S.A. Inc.	5,702	321,593
		502,537
Environmental Control — 0.6%
Energy Recovery Inc. (a)(b)	23,036	206,172
Hudson Technologies Inc. (a)(b)	40,089	51,314
US Ecology Inc.	2,350	173,312
		430,798
Hand & Machine Tools — 0.3%
Franklin Electric Co. Inc.	3,867	182,716
Machinery-Construction & Mining — 0.2%
Hyster Yale Materials Handling Inc.	2,519	154,994
Machinery-Diversified — 1.6%
Columbus McKinnon Corp.	4,703	185,957
Cummins Inc.	1,393	203,475
IDEX Corp.	1,492	224,785
Wabtec Corp.	2,291	240,280
Xylem Inc.	2,293	183,142
		1,037,639
Miscellaneous Manufacturing — 1.8%
A.O. Smith Corp.	2,661	142,018
Donaldson Co. Inc. (b)	3,517	204,900
ESCO Technologies Inc.	2,665	181,353
Federal Signal Corp.	8,699	232,959
Illinois Tool Works Inc.	3,150	444,528
		1,205,758
Packaging & Containers — 0.5%
Crown Holdings Inc. (a)	6,400	307,200
Total Industrial (Cost $6,696,303)		7,202,471

Technology — 16.1%
Computers — 6.0%
Apple Inc.	13,650	3,081,351
Dell Technologies Inc. Cl V (a)	8,190	795,413
Western Digital Corp. (b)	2,000	117,080
		3,993,844
Semiconductors — 3.3%
Advanced Energy Industries Inc. (a)(b)	3,544	183,048
Analog Devices Inc.	2,327	215,154
Applied Materials Inc.	3,332	128,782
Intel Corp.	6,500	307,385
KLA-Tencor Corp.	1,651	167,923
Lam Research Corp. (b)	1,144	173,545
NVIDIA Corp. (b)	1,700	477,734
NXP Semiconductor NV f	4,000	342,000
Skyworks Solutions Inc. (b)	951	86,265
Veeco Instruments Inc. (a)	11,360	116,440
		2,198,276
Software — 6.8%
Adobe Systems Inc. (a)	1,400	377,930
Cerner Corp. (a)	3,484	224,404
Electronic Arts Inc. (a)	2,619	315,563
ImageWare Systems Inc. (a)(b)	125,000	118,750
Microsoft Corp.	21,910	2,505,847
MINDBODY Inc. (a)(b)	7,354	298,940
Paychex Inc.	5,099	375,541
salesforce.com Inc. (a)	1,884	299,613
		4,516,588
Total Technology (Cost $7,757,440)		10,708,708

Utilities — 1.9%
Electric — 1.9%
Atlantica Yield PLC f	6,503	133,832
Brookfield Renewable Partners LP f	10,276	310,746
Clearway Energy Inc. Cl A	2,609	49,675
Clearway Energy Inc. Cl C	19,589	377,088
NextEra Energy Inc.	2,199	368,553
		1,239,894
Total Utilities (Cost $1,195,739)		1,239,894
Total Common Stocks
(Cost $52,766,414)		62,276,446

Real Estate Investment Trusts — 3.2%
American Tower Corp.	1,211	175,958
Community Healthcare Trust Inc.	8,144	252,301
Equinix Inc.	765	331,161
Independence Realty Trust Inc.	58,500	616,005
Physicians Realty Trust (b)	12,996	219,113
Starwood Property Trust Inc.	10,000	215,200
Ventas Inc.	1,961	106,639
Weyerhaeuser Co.	5,760	185,875
		2,102,252
Total Real Estate Investment Trusts
(Cost $1,979,470)		2,102,252

Warrants — 0.1%
Matlin and Partners Acquisition Corp., Expriation:
May, 2021 (a)	100,000	75,000
Total Warrants
(Cost $79,000)		75,000
Total Long-Term Investments
(Cost $54,824,884)		64,453,698
Short-Term Investments — 1.6%
Money Market Fund — 1.6%
First American Government Obligations Fund, Cl X, 1.978% (c)	1,082,888	1,082,888
Total Short-Term Investments
(Cost $1,082,888)		1,082,888
	Units
Private Investment Co. Purchased with Proceeds from Securities Lending — 17.1%
Mount Vernon Liquid Assets Portfolio LLC, 2.285% (c)(d)	11,384,657	11,384,657
Total Private Investment Co. Purchased with Proceeds from Securities Lending
(Cost 11,384,657)		11,384,657
Total Investments
(Cost $67,292,429) — 115.6%		76,921,243
Liabilities in Excess of Other Assets, Net (15.6)%		(10,366,324)
Total Net Assets — 100.0%		$66,554,919

(a)	Non-income producing security.
(b)
All or portion of this security is out on loan. The total market value of securities on loan was $11,122,507. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(c)	The rate shown is the annualized seven-day yield as of September 30, 2018.
(d)	Represents investments of collateral received from securities lending transactions.
f	Foreign issued security.
*	Indicates an illiquid security. Total market value for illiquid securities is $337,976, representing 0.5% of net assets.
^	Indicates a fair valued security. Total market value for fair valued securities is $337,976, representing 0.5% of net assets and level 3 securities.

Summary of Fair Value Exposure at September 30, 2018

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

• Level 1 - Quoted prices in active markets for identical securities.

• Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities, if any, are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, structured notes and warrants that do not trade on an exchange, OTC options and international equity securities, if any, are valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

• Level 3 - Prices determined using significant unobservable inputs (including the Fund's own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2018 in valuing the Fund's assets and liabilities:

QUAKER GLOBAL TACTICAL ALLOCATION FUND
Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks (1)	$1,556,149	$-	$12,160	$-	$1,568,309
Closed End Mutual Funds	111,653	-	-	-	111,653
Exchange Traded Fund	32,952	-	-	-	32,952
Preferred Stocks	102,278	-	-	-	102,278
Real Estate Investment Trusts	353,006	-	-	-	353,006
Corporate Bond	-	1,320	-	-	1,320
Money Market Fund	288,795	-	-	-	288,795
Private Investment Co. Purchase with Proceeds from Securities Lending	-	-	-	473,440	473,440
Total Investments in Securities	$2,444,833	$1,320	$12,160	$473,440	$2,931,753

QUAKER MID-CAP VALUE FUND
Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$4,473,343	$-	$-	$-	$4,473,343
Closed End Mutual Funds	70,489	-	-	-	70,489
Real Estate Investment Trusts	643,824	-	-	-	643,824
Money Market Fund	196,773	-	-	-	196,773
Private Investment Co. Purchase with Proceeds from Securities Lending	-	-	-	604,452	604,452
Total Investments in Securities	$5,384,429	$-	$-	$604,452	$5,988,881

Quaker Small/Mid-Cap Impact Value Fund (formerly Quaker Small-Cap Value Fund)
Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$11,284,428	$-	$-	$-	$11,284,428
Closed End Mutual Funds	470,926	-	-	-	470,926
Real Estate Investment Trusts	2,784,273	-	-	-	2,784,273
Warrants	37,500	-	-	-	37,500
Money Market Fund	785,328	-	-	-	785,328
Private Investment Co. Purchase with Proceeds from Securities Lending	-	-	-	3,799,383	3,799,383
Total Investments in Securities	$15,362,455	$-	$-	$3,799,383	$19,161,838

QUAKER IMPACT GROWTH FUND (FORMERLY QUAKER STRATEGIC GROWTH FUND)
Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks (1)	$61,938,470	$-	$337,976	$-	$62,276,446
Real Estate Investment Trusts	2,102,252	-	-	-	2,102,252
Warrants	75,000	-	-	-	75,000
Money Market Fund	1,082,888	-	-	-	1,082,888
Private Investment Co. Purchase with Proceeds from Securities Lending	-	-	-	11,384,657	11,384,657
Total Investments in Securities	$65,198,610	$-	$337,976	$11,384,657	$76,921,243

(1) See the Fund's Schedules of Investments for industry classifications of the one security in each Fund noted as Level 3.

Level 3 Reconciliation

The following is a reconciliation of Global Tactical Allocation's and Impact Growth's (formerly Strategic Growth) Level 3 investments for which significant unobservable inputs were used in determining value. See Schedules of Investments for industry breakouts:

QUAKER GLOBAL TACTICAL ALLOCATION FUND
				Realized	Net Unrealized appreciation	Amortized discounts/	Transfers in	Balance as of
	Balance as of
	June 30, 2018	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	September 30, 2018
Common Stocks	$12,692	$-	$-	$-	$(532)	$-	$-	$12,160
	$12,692	$-	$-	$-	$(532)	$-	$-	$12,160
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2018								$(532)

QUAKER IMPACT GROWTH FUND (FORMERLY QUAKER STRATEGIC GROWTH FUND)
				Realized	Net Unrealized appreciation	Amortized discounts/	Transfers in	Balance as of
	Balance as of
	June 30, 2018	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	September 30, 2018
Common Stocks	$352,762	$-	$-	$-	$(14,786)	$-	$-	$337,976
	$352,762	$-	$-	$-	$(14,786)	$-	$-	$337,976
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of September 30, 2018								$(14,786)

Transfers are recognized at the end of the reporting period.
There have been no transfers between levels during the quarter ending September 30, 2018.

The following presents information about significant unobservable inputs related to Level 3 investments at September 30, 2018:

QUAKER GLOBAL TACTICAL ALLOCATION FUND

	Fair Value at	Valuation	Unobservable	Input
	September 30, 2018	Technique	Input	Values*
Common Stocks
Airlines	$12,160	Market approach	Estimated bankruptcy expense	$7.64

QUAKER IMPACT GROWTH FUND (FORMERLY QUAKER STRATEGIC GROWTH FUND)

	Fair Value at	Valuation	Unobservable	Input
	September 30, 2018	Technique	Input	Values*
Common Stocks
Airlines	$337,976	Market approach	Estimated bankruptcy expense	$7.64

* An increase in the unobservable input would decrease the valuation and decrease the in the unobservable input would increase the valuation.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's first fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Quaker Investment Trust

By (Signature and Title)      /s/Alyssa Greenspan
Alyssa Greenspan,
President/Principal Executive Officer

Date    November 23, 2018

By (Signature and Title)      /s/David Downes
David Downes,
Treasurer/Principal Financial Officer

Date    November 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Alyssa Greenspan
Alyssa Greenspan,
President/Principal Executive Officer

Date    November 23, 2018

By (Signature and Title)      /s/David Downes
David Downes,
Treasurer/Principal Financial Officer

Date    November 25, 2018

* Print the name and title of each signing officer under his or her signature.